Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul. 30, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated December 28, 2020 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus, dated July 30, 2020, as supplemented

Addition of Sub-Advisers

Pursuant to action taken by the Board of Trustees of the Fund, each of Jasper Capital Hong Kong Limited and Seiga Asset Management Limited will serve as a discretionary sub-adviser to the Fund. In addition, the Fund’s adviser, Blackstone Alternative Investment Advisors LLC, has allocated a portion of the Fund’s assets to an existing sub-adviser, Nephila Capital Ltd.

Effective immediately, the Fund’s Prospectus is revised as follows:

The list of sub-advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus and the paragraph that immediately follows are deleted in their entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy
Bayforest Capital Limited and G10 Capital Limited	Multi-Strategy Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Cerberus Sub-Advisory I, LLC	Relative Value Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Good Hill Partners LP	Relative Value Strategies
GSO / Blackstone Debt Funds Management LLC	Relative Value Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
IPM Informed Portfolio Management AB	Macro Strategies
Jasper Capital Hong Kong Limited	Equity Hedge Strategies
Luminus Management, LLC	Equity Hedge Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Nephila Capital Ltd.	Event-Driven Strategies
NWI Management, L.P.	Macro Strategies
Sage Rock Capital Management LP	Event-Driven Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
Shelter Growth Capital Partners LLC	Relative Value Strategies
TrailStone Commodity Trading US, LLC	Macro Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies

The investment strategy for each Sub-Adviser listed above is its principal strategy, but the Sub-Advisers may also implement other investment strategies with the portion of the Fund’s assets allocated to them. There may be periods of time when there is no allocation to one or more Sub-Advisers or strategies described above. For example, although this could change at any time, as of the date of this Prospectus, there is no allocation to Cerberus Sub-Advisory I, LLC, IPM Informed Portfolio Management AB, Shelter Growth Capital Partners LLC, and Waterfall Asset Management, LLC.

Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated December 28, 2020 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus, dated July 30, 2020, as supplemented

Addition of Sub-Advisers

Pursuant to action taken by the Board of Trustees of the Fund, each of Jasper Capital Hong Kong Limited and Seiga Asset Management Limited will serve as a discretionary sub-adviser to the Fund. In addition, the Fund’s adviser, Blackstone Alternative Investment Advisors LLC, has allocated a portion of the Fund’s assets to an existing sub-adviser, Nephila Capital Ltd.

Effective immediately, the Fund’s Prospectus is revised as follows:

The list of sub-advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus and the paragraph that immediately follows are deleted in their entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy
Bayforest Capital Limited and G10 Capital Limited	Multi-Strategy Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Cerberus Sub-Advisory I, LLC	Relative Value Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Good Hill Partners LP	Relative Value Strategies
GSO / Blackstone Debt Funds Management LLC	Relative Value Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
IPM Informed Portfolio Management AB	Macro Strategies
Jasper Capital Hong Kong Limited	Equity Hedge Strategies
Luminus Management, LLC	Equity Hedge Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Nephila Capital Ltd.	Event-Driven Strategies
NWI Management, L.P.	Macro Strategies
Sage Rock Capital Management LP	Event-Driven Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
Shelter Growth Capital Partners LLC	Relative Value Strategies
TrailStone Commodity Trading US, LLC	Macro Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies

The investment strategy for each Sub-Adviser listed above is its principal strategy, but the Sub-Advisers may also implement other investment strategies with the portion of the Fund’s assets allocated to them. There may be periods of time when there is no allocation to one or more Sub-Advisers or strategies described above. For example, although this could change at any time, as of the date of this Prospectus, there is no allocation to Cerberus Sub-Advisory I, LLC, IPM Informed Portfolio Management AB, Shelter Growth Capital Partners LLC, and Waterfall Asset Management, LLC.